FAIR VALUE (Details 2) (USD $)					9 Months Ended						9 Months Ended
	Jul. 31, 2012	Jun. 13, 2012	Jul. 31, 2012 Embedded Derivative Liability [Member]	Jul. 31, 2011 Embedded Derivative Liability [Member]	Jul. 31, 2012 Embedded Derivative Liability [Member] Minimum [Member]	Jul. 31, 2011 Embedded Derivative Liability [Member] Minimum [Member]	Jul. 31, 2012 Embedded Derivative Liability [Member] Maximum [Member]	Jul. 31, 2011 Embedded Derivative Liability [Member] Maximum [Member]	Jul. 31, 2012 Common Stock Warrant Liability [Member]	Jul. 31, 2011 Common Stock Warrant Liability [Member]	Jul. 31, 2012 Common Stock Warrant Liability [Member] Minimum [Member]	Jul. 31, 2011 Common Stock Warrant Liability [Member] Minimum [Member]	Jul. 31, 2012 Common Stock Warrant Liability [Member] Maximum [Member]	Jul. 31, 2011 Common Stock Warrant Liability [Member] Maximum [Member]	Jul. 31, 2012 May Two Thousand and Twelve Notes [Member]
Fair Value Assumptions, Exercise Price			$ 0.15	$ 0.15					$ 0.15	$ 0.15					$ 0.15
Stock Price:	$ 0.148	$ 0.15	$ 0.073	$ 0.1485					$ 0.073	$ 0.1485					$ 0.073
Fair Value Assumptions, Expected Term					92 days	92 days	162 days	286 days			15 days	185 days	1752 days	1825 days	291 days
Fair Value Assumptions, Expected Volatility Rate					79.53%	54.73%	86.00%	78.46%			65.59%	65.68%	91.95%	174.18%	71.25%
Fair Value Assumptions, Risk Free Interest Rate					0.11%	0.10%	0.15%	0.18%			0.07%	0.10%	0.27%	0.18%	0.15%